Employees and Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2021
Employees and Personnel Costs
Schedule of Average Number of Employees

	Year Ended December 31,
	2021		2020		2019
	Number	% of Male	Number	% of Male	Number of	% of Male
	of Empl.	of Empl.	of Empl.	Empl.	of Empl.	Empl.
Parent Company
Sweden	29	40%	16	44%	13	38%
	29	40%	16	44%	13	38%
Subsidiaries
France	3	26%	—	—	—
Switzerland	6	47%	2	50%	—	—
United States	18	62%	5	100%	1	100%
	27	55%	7	86%	1	100%

Total for the Group	56	47%	23	57%	14	43%

Schedule of Wages and Salaries

	Year Ended December 31,
	2021	2020	2019
Parent Company
Board and executive management1)	27,792	19,211	13,109
Other employees	33,370	15,598	6,091

Subsidiaries
Board and executive management	4,983	3,184	2,973
Other employees	57,452	11,615	—
Total	123,597	49,608	22,173

1) Executive management includes CEO and other executive management.

Schedule of Social Security Costs and Pension Costs

	Year Ended December 31,
	2021	2020	2019
Parent Company
Pension costs for the Board and executive management	1,785	1,748	1,644
Pension costs to other employees	4,084	1,666	1,180
Social security costs	17,088	12,330	3,008

Subsidiaries
Pension costs for the Board and executive management	167	129	—
Pension costs to other employees	928	506	—
Social security costs	8,596	225	299
Total	32,648	16,604	6,131

Schedule of Gender Distribution Among the Board and Senior Executives

	Year Ended December 31,
	2021	2020	2019
Percentage of women on the Board	60%	60%	33%
Percentage of men on the Board	40%	40%	67%
Percentage of women among other executive management	33%	33%	33%
Percentage of men among other executive management	67%	67%	67%

Schedule of Disclosures Regarding Total Remuneration of The Board and Senior Executives

	Year Ended December 31, 2021
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	898	—	—	—	465	1,363

Board members
Hilde Furberg	336	—	—	—	162	499
Lennart Hansson	360	—	—	—	162	522
Diane Parks	421	—	—	—	162	584
Molly Henderson	539	—	—	—	124	664

Executive management
CEO	4,860	760	1,840	—	3,270	10,730

Other executive management (5 people)	11,279	1,193	2,335	—	5,561	20,367
of which relates to subsidiaries	2,775	167	694	—	1,515	5,151
Total	18,694	1,953	4,175	—	9,906	34,728

	Year Ended December 31, 2020
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	834	—	—	—	310	1,144

Board members
Thomas Eklund (until June, 2020)	72	—	—	—	43	115
Hilde Furberg	273	—	—	—	106	379
Lennart Hansson	281	—	—	—	106	387
Bengt Julander (until June, 2020)	58	—	—	—	—	58
Diane Parks	379	—	—	—	106	485
Molly Henderson (from June, 2020)	345	—	—	—	37	382

Executive management
CEO	3,401	678	1,357	—	1,094	6,530

Other executive management (5 people)	9,816	1,198	1,760	472	2,018	15,264
of which relates to subsidiaries	2,547	129	636	—	—	3,312
Total	15,459	1,876	3,117	472	3,820	24,744

	Year Ended December 31, 2019
	Basic Salary,		Variable	Other	Share-based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	402	—	—	—	101	503

Board members
Thomas Eklund	280	—	—	—	37	317
Hilde Furberg	180	—	—	—	37	217
Lennart Hansson	102	—	—	—	37	139
Bengt Julander	102	—	—	—	—	102
Diane Parks	201	—	—	—	37	238
Olav Hellebø (until May, 2019)	58	—	—	—	—	58

Executive management
CEO	2,634	510	956	—	—	4,100

Other executive management (8 people)	8,927	1,134	1,991	4,701	—	16,753
of which relates to subsidiaries	2,382	—	591	—	—	2,973
Total	12,886	1,644	2,947	4,701	249	22,427